Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended				6 Months Ended		3 Months Ended	12 Months Ended	6 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012	Jun. 18, 2013	Mar. 24, 2014 Restricted Stock	Mar. 31, 2014 Restricted Stock	Mar. 31, 2014 Research and Development Expense	Mar. 31, 2014 Research and Development Expense	Sep. 30, 2013 Research and Development Expense	Mar. 31, 2014 General and Administrative Expense	Mar. 31, 2014 General and Administrative Expense	Sep. 30, 2013 General and Administrative Expense	Mar. 31, 2014 General and Administrative Expense Restricted Stock	Sep. 30, 2013 Maximum	Sep. 30, 2013 Minimum	Sep. 30, 2013 Employees And Directors	Sep. 30, 2013 Consultants	Mar. 24, 2014 Consultants Restricted Stock	Sep. 30, 2013 Employees	Mar. 31, 2014 Employees Maximum	Sep. 30, 2013 Employees Maximum	Mar. 31, 2014 Employees Minimum	Sep. 30, 2013 Employees Minimum	Sep. 30, 2013 Director	Mar. 31, 2014 2013 Stock Incentive Plan	Oct. 02, 2013 2013 Stock Incentive Plan	Sep. 30, 2013 2013 Stock Incentive Plan	Jun. 18, 2013 2013 Stock Incentive Plan	Mar. 31, 2014 2013 Stock Incentive Plan Maximum	Mar. 31, 2014 2013 Stock Incentive Plan Minimum	Mar. 31, 2014 2013 Stock Incentive Plan Consultants	Sep. 30, 2013 2013 Stock Incentive Plan Consultants	Mar. 31, 2014 2013 Stock Incentive Plan Consultants Maximum	Mar. 31, 2014 2013 Stock Incentive Plan Consultants Minimum	Mar. 31, 2014 2013 Stock Incentive Plan Employees	Sep. 30, 2009 2009 Stock Incentive Plan	Sep. 30, 2013 2009 Stock Incentive Plan Consultants	Sep. 30, 2013 2009 Stock Incentive Plan Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued	72,076,487	72,076,487	60,145,237	5,645,212															300,000										7,825,388								707,460
Increase in aggregate number of shares					3,000,000																						2,405,809
Percentage Of Outstanding Number Of Shares					4.00%
Stock issued during period, shares, new issues																	1,900,000	1,100,000
Common stock shares subject to vesting issued																																							579,026
Additional common stock shares subject to vesting issued																																						116,973
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		4,869,212	3,000,000																	1,400,000					500,000	220,000						2,754,212	1,100,000			1,895,000
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		5 years 8 months 1 day	4 years 10 months 17 days	0 years			8 months 1 day															10 years		4 years 6 months	4 years 6 months					10 years	3 years		3 years	10 years	3 years
Share-based compensation arrangement by share-based payment award, award vesting period																									3 years									3 years	1 year
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		$ 0.35	$ 0.38																		$ 0.37	$ 0.40	$ 0.35	$ 0.37	$ 0.37					$ 0.20	$ 0.19		$ 0.40
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum	86.00%	86.00%	76.57%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum	115.00%	115.00%	111.88%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum	0.91%	0.91%	0.88%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum	2.77%	2.77%	2.40%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate	0.00%	0.00%	0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%	0.00%	0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	10 years	10 years													5 years 9 months	3 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant			4,825,388																							2,361,895
Allocated share-based compensation expense	$ 371,792	$ 503,355	$ 288,000					$ 263,009	$ 349,008	$ 38,000	$ 108,783	$ 154,347	$ 250,000	$ 51,750
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total							$ 51,750																			$ 1,576,053		$ 996,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition			2 years 9 months 11 days				8 months																			2 years 3 months 22 days
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000	75,000,000																							10,231,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		2,119,803	1,500,000			150,000